Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands	Jun. 30, 2025 MXN ($)
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 115,772,775
DFI Notional Amount	32,900,270
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 450,000